INCOME TAXES - Schedule of Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
PRC statutory income tax rate	25.00%	25.00%	25.00%
Impact of different tax rates in other jurisdictions	12.30%	(1.10%)	(1.80%)
Research and development bonus deduction	(6.10%)	3.40%	2.00%
Non-deductible selling, general and administrative expenses
Non-deductible expenses	7.10%	(2.00%)	(1.60%)
Tax impact of investment loss	(14.10%)
Preferential tax rates	(47.40%)	(9.50%)	(11.20%)
Change of tax rates	(2.40%)	(5.50%)	(2.90%)
Change in valuation allowance	45.20%	(41.80%)	(5.20%)
Actual income tax expense	19.60%	(31.50%)	4.30%